SCHEDULE OF REVENUE AND ASSETS BY GEOGRAPHICAL AREAS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 3,239	$ 8,137
Cost of revenue
Depreciation and amortization
Net profit/(loss) before taxation	(212,753)	(60,484)
Total assets	696,382	618,249
NEVADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue
Cost of revenue
Depreciation and amortization
Net profit/(loss) before taxation	(153,513)	(87,800)
Total assets
Labuan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue
Cost of revenue
Depreciation and amortization
Net profit/(loss) before taxation	(17,122)	20,070
Total assets	31,412	563,141
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	3,239	8,137
Cost of revenue
Depreciation and amortization
Net profit/(loss) before taxation	(42,118)	7,246
Total assets	$ 664,970	$ 55,108